Share-based payments (Tables)	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Summary of Share-based Compensation Expense
Share-based compensation expense during the years ended March 31, 2024, 2023 and 2022 is as follows:

	Year ended March 31,
	2024	2023	2022
Share-based compensation expense recorded in:
Cost of revenue	$10,049	$8,057	$5,155
Selling and marketing expenses	7,044	6,411	4,948
General and administrative expenses	34,590	35,265	34,062

Total share-based compensation expense	$51,683	$49,733	$44,165

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices
(i)
Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	885,457	$52.67	$75,698
Granted	428,238	83.70
Exercised	(255,200)	59.34
Forfeited	(25,777)	73.02

Outstanding as at March 31, 2023	1,032,718	$63.38	$96,218
Granted	405,709	80.50
Exercised	(306,701)	61.30
Forfeited	(34,739)	81.56

Outstanding as at March 31, 2024	1,096,987	$69.73	$55,436
RSUs exercisable	566,996	$60.85	$28,650

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	59,400	$14.30	$5,078
Exercised	(761)	14.30	—

Outstanding as at March 31, 2023	58,639	14.30	$5,463
Exercised	(58,639)	$14.30	—

Outstanding as at March 31, 2024	—	—	$—
RSUs exercisable	—	$—	$—

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted Average fair value	Aggregate Intrinsic value
Outstanding as at March 31, 2022	899,450	$50.53	$76,894
Granted	104,975	79.00
Exercised	(165,201)	37.87
Forfeited	(22,480)	58.28
Lapsed	(26,236)	63.10

Outstanding as at March 31, 2023	790,508	56.32	73,652
Granted	117,747	87.03
Exercised	(113,631)	45.82
Forfeited	(16,906)	65.25
Lapsed	—	—

Outstanding as at March 31, 2024	777,718	62.15	39,307
RSUs exercisable	426,754	$46.19	$21,564

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	838,308	$49.19	$71,667
Granted	202,005	84.00
Exercised	(189,226)	44,59
Forfeited	(13,996)	72.81

Outstanding as at March 31, 2023	837,091	$55.30	$77,992
Granted	205,968	84.83
Exercised	(138,901)	45,89
Forfeited	(19,386)	79.05

Outstanding as at March 31, 2024	884,772	62.49	44,672
PSUs exercisable	441,444	$45.85	$22,306